INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Common shares at par value	Additional paid-in capital	Treasury shares	Accumulated other comprehensive (loss) income	Retained earnings
Shareholder’s equity beginning balance at Dec. 31, 2024	$ 654,832	$ 453	$ 144,936	$ (3,677)	$ (18,553)	$ 531,673
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	61,446					61,446
Other comprehensive income (loss)	19,384				19,384
Total comprehensive income (loss)	80,830				19,384	61,446
Issuance of common shares under share-based compensation plan	3,593	3	3,590
Purchase of treasury shares	(35,048)			(35,048)
Cancellation of treasury shares	0	(10)	(23,159)	23,169
Dividends paid	(41,891)					(41,891)
Shareholder’s equity ending balance at Jun. 30, 2025	662,316	446	125,367	(15,556)	831	551,228
Shareholder’s equity beginning balance at Dec. 31, 2025	710,148	428	86,856	(35)	10,273	612,626
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	42,525					42,525
Other comprehensive income (loss)	(14,987)				(14,987)
Total comprehensive income (loss)	27,538				(14,987)	42,525
Issuance of common shares under share-based compensation plan	4,203	4	4,199
Purchase of treasury shares	(18,242)			(18,242)
Cancellation of treasury shares	0	(5)	(13,617)	13,622
Dividends paid	(54,703)					(54,703)
Shareholder’s equity ending balance at Jun. 30, 2026	$ 668,944	$ 427	$ 77,438	$ (4,655)	$ (4,714)	$ 600,448